Long-term investments - Footnote Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity-method investees	$ 47.8		$ 47.8		$ 49.0
Equity method investment carrying value	47.8		47.8		49.0
Seven Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Distributions received from equity investments, net of income	0.0	$ 0.9	0.6	$ 3.5
Investment and income	0.4	0.5	0.8	0.9
Equity method investment carrying value	23.3		23.3		23.1
Seven Renewable Energy Business | Renewable Energy Business
Schedule of Equity Method Investments [Line Items]
Equity method investments amortization expenses	3.2	$ 4.2	7.4	$ 11.4
Equity-method investees	$ 98.5		$ 98.5		$ 105.9